CUFUND
                                     ======


--------------------------------------------------------------------------------
                          Short-Term Maturity Portfolio
                                       o
                           Adjustable Rate Portfolio
--------------------------------------------------------------------------------




                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                    11/30/00
                                  (UNAUDITED)




   THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.








                                  CUSOURCE, LLC
                               INVESTMENT ADVISER

--------------------------------------------------------------------------------

                                     CUFUND
                        THE CREDIT UNION FAMILY OF FUNDS

To Our Shareholders:

CUFUND, the Credit Union Family of Funds, has been serving natural person credit union investment needs since its inception in June 1992. During this eight-year period, the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio have given credit unions an excellent investment option.

CUFUND remains unique among mutual funds as it is the only mutual fund to be advised by a company that is a wholly-owned subsidiary (CUSO) of a credit union. As a result, CUFUND is uniquely positioned to respond to the concerns and changes of natural person credit unions, as well as the continually changing regulatory environment. As the regulatory environment becomes more complex, we believe that the flexibility and investment expertise inherent to the portfolios of CUFUND will allow credit unions to continue to take advantage of all types of securities available to them in one easy package.

CUFUND has maintained a strong performance record since its inception. It has been our pleasure, the adviser, the administrator, and the distributor, to offer CUFUND. We thank all credit unions for their support of and participation in CUFUND.

Sincerely

/s/signature omitted

President

STATEMENT OF NET ASSETS                                                   CUFUND
November 30, 2000                                                    (Unaudited)


SHORT-TERM MATURITY PORTFOLIO
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 69.8%
   FHLMC Pool # E62015
     6.000%, 07/01/09                 $ 264           $ 257
   FHLMC Pool # L73564
     5.000%, 03/01/01                   127             125
   FHLMC Pool # L73582
     5.000%, 04/01/01                     9               9
   FHLMC Pool # L73595
     5.000%, 03/01/01                   166             163
   FHLMC Pool # L73633
     5.000%, 04/01/01                   148             146
   FHLMC Pool # N96383
     6.000%, 04/01/03                   762             744
   FHLMC Series 1489,
     Class G CMO REMIC
     5.850%, 10/15/06                   647             643
   FHLMC Series 1496,
     Class G CMO REMIC
     4.000%, 03/15/19                   735             716
   FHLMC Series 1500,
     Class GB CMO REMIC
     6.250%, 11/15/18                   385             382
   FHLMC Series 1507,
     Class G CMO REMIC
     5.500%, 10/15/19                 1,000             982
   FHLMC Series 1520,
     Class G CMO REMIC
     6.250%, 12/15/06                   617             614
   FHLMC Series 1559,
     Class VP CMO REMIC
     5.500%, 02/15/20                   383             377
   FHLMC Series 1626,
     Class PN CMO REMIC
     5.800%, 01/15/06                    71              70
   FHLMC Series 1640,
     Class F CMO REMIC (A)
     7.025%, 10/15/07                    83              83
   FHLMC Series 1648,
     Class AB CMO REMIC
     4.900%, 10/15/18                    16              16
   FHLMC Series 1665,
     Class G CMO REMIC
     6.000%, 04/15/21                 1,000             991
   FHLMC Series 1673,
     Class D CMO REMIC
     5.750%, 05/15/16                   102             102
   FHLMC Series 1679,
     Class A CMO REMIC
     5.250%, 09/15/06                    40              40
   FHLMC Series 1710,
     Class C CMO REMIC
     6.100%, 02/15/24                    75              74
   FHLMC Series 1734,
     Class E CMO REMIC
     6.000%, 10/15/06                   603             600
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------
   FHLMC Series 2055,
     Class OA CMO REMIC
     6.000%, 12/15/05                 $ 501           $ 498
   FHLMC Series 2068,
     Class CB CMO REMIC
     6.000%, 11/15/10                    56              56
   FHLMC Series 2095,
     Class PB CMO REMIC
     5.500%, 10/15/13                   764             753
   FHLMC Series 2128,
     Class PE CMO REMIC
     5.500%, 06/15/08                   170             167
   FHLMC Series 2131,
     Class CA CMO REMIC
     6.000%, 03/15/18                 1,000             993
   FHLMC Series 2137,
     Class UC CMO REMIC
     6.000%, 08/15/14                 1,000             993
   FHLMC Series 2147,
     Class PB CMO REMIC
     6.000%, 11/15/04                   530             527
   FNMA Pool # 50948
     6.000%, 11/01/03                   454             445
   FNMA Pool # 190634
     6.500%, 02/01/04                   351             348
   FNMA Pool # 263895
     6.000%, 12/01/03                   440             431
   FNMA Pool # 284306
     6.000%, 09/01/05                   473             463
   FNMA Series 1992-150,
     Class FV CMO REMIC (A)
     6.509%, 05/25/21                    23              23
   FNMA Series 1993-55,
     Class H CMO REMIC
     6.000%, 09/25/06                   622             617
   FNMA Series 1993-106,
     Class C CMO REMIC
     6.200%, 02/25/11                    84              84
   FNMA Series 1993-201,
     Class G CMO REMIC
     3.500%, 05/25/19                   405             391
   FNMA Series 1993-79,
     Class PG CMO REMIC
     6.250%, 01/25/19                   185             183
   FNMA Series 1994-12,
     Class PE CMO REMIC
     5.750%, 04/25/07                    61              61
   FNMA Series 1994-43,
     Class PG CMO REMIC
     6.250%, 02/25/22                 1,000             992
   FNMA Series 1994-58,
     Class A CMO REMIC
     5.000%, 01/25/07                   153             151

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 2000                                                    (Unaudited)



SHORT-TERM MATURITY PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                        Par           Value
Description                            (000)          (000)
--------------------------------------------------------------------------------
   FNMA Series 1994-72,
     Class E CMO REMIC
     6.000%, 11/25/17               $   124         $   124
   FNMA Series 1998-44,
     Class QD CMO REMIC
     6.000%, 07/18/16                 1,000             990
   FNMA Series 1999-19,
     Class PC CMO REMIC
     6.000%, 09/25/14                   745             739
   FNMA Series 1999-64,
     Class NB CMO REMIC
     7.000%, 12/25/29                   500             500
                                                    -------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $17,737)                                  17,663
                                                    -------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS 0.8%
   Countrywide Mortgage Backed
     Services Series 1994-D,
     Class A1 CMO (A)
     7.125%, 03/25/24                    79              78
   General Electric Capital
     Mortgage Services
     Series 1994-13, Class A1 CMO
     6.500%, 04/25/24                    16              16
   Residential Funding Mortgage
     Securities Series 1993-S40,
     Class A1 CMO (A)
     7.025%, 11/25/23                   118             118
                                                    -------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $213)                                        212
                                                    -------

U.S. GOVERNMENT AGENCY OBLIGATIONS 15.0%
   FHLB Series 8K02
     5.860%, 12/30/02                 1,000             994
   FHLMC
     5.550%, 09/10/01                 1,000             993
   FHLMC (B)
     6.176%, 12/21/00                   825             822
   FNMA
     5.750%, 04/15/03                 1,000             991
                                                    -------
Total U.S. Government
     Agency Obligations
     (Cost $3,762)                                    3,800
                                                    -------
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION 3.8%
   U.S. Treasury Note
     4.250%, 11/15/03                $1,000         $   964
                                                    -------
Total U.S. Treasury Obligation
     (Cost $978)                                        964
                                                    -------

SHORT-TERM INVESTMENTS 10.6%
   FFCB Discount Note (B)
     4.863%, 12/04/00                 1,240           1,239
   FHLMC Discount Note (B)
     4.314%, 12/15/00                 1,440           1,436
                                                    -------
Total Short-Term Investments
     (Cost $2,675)                                    2,675
                                                    -------
TOTAL INVESTMENTS 100.0%
     (Cost $25,365)                                  25,314
                                                    -------
OTHER ASSETS AND LIABILITIES, NET 0.0%                  (14)
                                                    -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,557,208 outstanding
     shares of beneficial interest                   26,015
   Distributions in excess of net
     investment income                                   (2)
   Accumulated net realized loss
     on investments                                    (662)
   Net unrealized depreciation
     on investments                                     (51)
                                                    -------
Total Net Assets 100.0%                             $25,300
                                                    =======
Net Asset Value, Offering and
     Redemption Price Per Share                       $9.89
                                                    =======

(A) Adjustable Rate Features. Rate shown on the Statement of
    Net Assets is the rate in effect on November 30, 2000.

(B) Zero Coupon Security. Rate shown on the Statement of
    Net Assets is the effective yield as of November 30, 2000.

CMO -- Collateralized Mortgage Obligation
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 2000                                                    (Unaudited)


ADJUSTABLE RATE PORTFOLIO
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS 74.3%
   FHLMC Pool # 970003 ARM (A)
     8.245%, 01/01/23                $1,620        $  1,648
   FHLMC Pool # 970021 ARM (A)
     8.378%, 01/01/23                 1,839           1,876
   FHLMC Pool # L80052
     6.000%, 01/01/01                   628             612
   FHLMC Pool # M80302
     6.000%, 12/01/00                   535             530
   FHLMC Series 31,
     Class FC CMO (A)
     7.025%, 08/25/23                   878             880
   FHLMC Series 1353,
     Class F CMO REMIC (A)
     6.048%, 08/15/07                 1,079           1,065
   FHLMC Series 1377,
     Class F CMO REMIC (A)
     7.125%, 09/15/07                   116             117
   FHLMC Series 1471,
     Class H CMO REMIC (A)
     7.025%, 03/15/08                   526             525
   FHLMC Series 1472,
     Class F CMO REMIC (A)
     7.075%, 05/15/06                   695             694
   FHLMC Series 1476,
     Class F CMO REMIC (A)
     6.259%, 02/15/08                 1,937           1,918
   FHLMC Series 1507,
     Class E CMO REMIC
     5.750%, 01/15/18                   899             894
   FHLMC Series 1512,
     Class M CMO REMIC (A)
     5.959%, 05/15/08                   257             253
   FHLMC Series 1541,
     Class KM CMO REMIC (A)
     6.409%, 08/15/22                    87              85
   FHLMC Series 1546,
     Class FC CMO REMIC (A)
     7.125%, 12/15/21                 3,106           3,115
   FHLMC Series 1551,
     Class JA CMO REMIC (A)
     7.175%, 07/15/08                   363             363
   FHLMC Series 1559,
     Class VP CMO REMIC
     5.500%, 02/15/20                   766             755
   FHLMC Series 1587,
     Class F CMO REMIC (A)
     7.075%, 07/15/08                   425             423
   FHLMC Series 1595,
     Class F CMO REMIC (A)
     6.975%, 10/15/13                   705             703
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

   FHLMC Series 1598,
     Class E CMO REMIC
     5.600%, 11/15/05                $    4        $      4
   FHLMC Series 1604,
     Class FH CMO REMIC (A)
     6.409%, 11/15/08                 1,897           1,881
   FHLMC Series 1611,
     Class G CMO REMIC (A)
     7.125%, 05/15/21                 1,953           1,951
   FHLMC Series 1625,
     Class EA CMO REMIC
     5.750%, 03/15/07                   496             494
   FHLMC Series 1630,
     Class FC CMO REMIC (A)
     7.125%, 10/15/22                 1,015           1,015
   FHLMC Series 1635,
     Class F CMO REMIC (A)
     7.075%, 12/15/08                 1,741           1,739
   FHLMC Series 1648,
     Class AB CMO REMIC
     4.900%, 10/15/18                    49              49
   FHLMC Series 1663,
     Class PE CMO REMIC
     5.850%, 09/15/19                    77              76
   FHLMC Series 1671,
     Class J CMO REMIC (A)
     7.025%, 12/15/22                 7,522           7,516
   FHLMC Series 1673,
     Class D CMO REMIC
     5.750%, 05/15/16                   204             204
   FHLMC Series 1693,
     Class E CMO REMIC
     5.750%, 02/15/06                   187             187
   FHLMC Series 1695,
     Class AK CMO REMIC (A)
     7.025%, 01/15/24                   144             144
   FHLMC Series 1890,
     Class C CMO REMIC
     7.000%, 08/15/01                   852             851
   FHLMC Series 2055,
     Class OA CMO REMIC
     6.000%, 03/15/02                 1,001             995
   FHLMC Series 2234,
     Class PF CMO REMIC (A)
     7.070%, 08/15/26                 2,984           2,989
   FNMA Pool # 50968
     6.000%, 01/01/04                   935             916
   FNMA Pool # 165655 ARM (A)
     8.055%, 05/01/22                   148             153
   FNMA Pool # 166291 ARM (A)
     8.122%, 06/01/22                   947             972
   FNMA Pool # 303768
     6.000%, 06/01/01                   612             597

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 2000                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

   FNMA Pool # 359751 ARM (A)
     9.110%, 09/01/26               $   406         $   417
   FNMA Pool # 364612 ARM (A)
     7.707%, 11/01/26                   242             250
   FNMA Series 1992-141,
     Class FA CMO REMIC (A)
     7.125%, 08/25/07                   173             174
   FNMA Series 1992-150,
     Class FV CMO REMIC (A)
     6.509%, 05/25/21                    46              46
   FNMA Series 1993-106,
     Class C CMO REMIC
     6.200%, 02/25/11                   338             336
   FNMA Series 1993-116,
     Class FA CMO REMIC (A)
     6.009%, 07/25/22                 1,962           1,936
   FNMA Series 1993-136,
     Class FC CMO REMIC (A)
     7.175%, 11/25/21                   305             305
   FNMA Series 1993-164,
     Class C CMO REMIC
     6.500%, 09/25/08                   736             732
   FNMA Series 1993-168,
     Class FG CMO REMIC (A)
     6.609%, 09/25/23                   632             624
   FNMA Series 1993-170,
     Class E CMO REMIC
     5.750%, 08/25/06                   192             191
   FNMA Series 1993-194,
     Class F CMO REMIC (A)
     7.025%, 06/25/08                   865             866
   FNMA Series 1993-201,
     Class G CMO REMIC
     3.500%, 05/25/19                   810             781
   FNMA Series 1993-202,
     Class FO CMO REMIC (A)
     7.075%, 02/25/22                 1,648           1,647
   FNMA Series 1993-204,
     Class VC CMO REMIC
     5.500%, 10/25/02                   454             447
   FNMA Series 1993-208,
     Class F CMO REMIC (A)
     7.175%, 02/25/23                   417             418
   FNMA Series 1993-209,
     Class FG CMO REMIC (A)
     6.409%, 08/25/08                 2,095           2,073
   FNMA Series 1993-210,
     Class FB CMO REMIC (A)
     7.025%, 10/25/22                 1,426           1,424
   FNMA Series 1993-221,
     Class A CMO REMIC
     6.000%, 11/25/06                   832             827
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

   FNMA Series 1993-221,
     Class F CMO REMIC (A)
     6.359%, 03/25/08                $1,977         $ 1,952
   FNMA Series 1993-238,
     Class F CMO REMIC (A)
     6.825%, 06/25/08                   246             245
   FNMA Series 1993-28,
     Class F CMO REMIC (A)
     7.225%, 03/25/08                   846             848
   FNMA Series 1993-39,
     Class F CMO REMIC (A)
     7.325%, 04/25/21                   316             317
   FNMA Series 1993-72,
     Class F CMO REMIC (A)
     6.409%, 05/25/08                   933             923
   FNMA Series 1994-42,
     Class FN CMO REMIC (A)
     6.009%, 03/25/23                 2,327           2,287
   FNMA Series 1994-58,
     Class A CMO REMIC
     5.000%, 01/25/07                   695             690
   FNMA Series 1994-75,
     Class E CMO REMIC
     6.600%, 09/25/18                 1,039           1,034
   FNMA Series 1994-87,
     Class F CMO REMIC (A)
     7.075%, 03/25/09                   681             680
   FNMA Series 1994-89,
     Class FE CMO REMIC (A)
     7.095%, 03/25/09                 1,142           1,142
   FNMA Series 1997-20,
     Class F CMO REMIC
     6.414%, 03/25/27                 5,634           5,489
   FNMA Series 1997-24,
     Class FA CMO REMIC (A)
     7.125%, 06/18/21                 2,549           2,545
   FNMA Series 1997-70,
     Class FA CMO REMIC (A)
     7.075%, 07/18/20                   339             339
   FNMA Series 2000-2,
     Class FM CMO REMIC (A)
     6.968%, 01/25/22                 3,593           3,592
   FNMA Series G92-28,
     Class F CMO REMIC (A)
     7.125%, 05/25/07                   269             269
   FNMA Series G93-14,
     Class G CMO REMIC
     6.000%, 06/25/19                   198             197
   FNMA Series G93-35,
     Class JB CMO REMIC
     6.500%, 02/25/01                   148             148

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 2000                                                    (Unaudited)


ADJUSTABLE RATE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

   FNMA Series G93-39,
     Class F CMO REMIC (A)
     6.975%, 08/25/16                $1,129        $  1,128
   GNMA Series 1999-24,
     Class FE CMO REMIC (A)
     6.868%, 04/20/25                 4,130           4,128
                                                   --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $80,972)                                  80,636
                                                   --------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS 10.0%
   Chase Mortgage Finance
     Series 1994-F, Class A7 CMO
     6.500%, 03/25/25                   299             297
   Countrywide Mortgage Backed
     Securities Series 1994-B,
     Class A7 CMO (A)
     7.525%, 02/25/09                 1,970           1,986
   DLJ Mortgage Acceptance
     Series 1994-Q1,
     Class 1A1 CMO
     9.073%, 03/25/24                   332             337
   Fund America Investors II
     Series 1993-J,
     Class M CMO
     8.994%, 11/25/23                   342             340
   General Electric Mortgage
     Services Series 1994-4,
     Class A3 CMO
     6.000%, 01/25/24                 1,174           1,165
   General Electric Mortgage
     Services Series 1994-7,
     Class A6 CMO
     5.500%, 02/25/09                 1,273           1,263
   Merrill Lynch Mortgage
     Investments Series 1992-C,
     Class A2 CMO (A)
     7.745%, 06/15/17                   818             818
   Norwest Asset Securities
     Series 1999-16,
     Class A5 CMO (A)
     6.918%, 06/25/29                 2,000           1,987
   Residential Funding Mortgage
     Series 1997-S4,
     Class A CMO (A)
     7.070%, 03/25/12                   622             621
   Residential Funding Mortgage
     Series 1997-S6, Class A1 CMO
     7.000%, 05/25/12                   515             512
--------------------------------------------------------------------------------
                                        Par          Value
Description                            (000)         (000)
--------------------------------------------------------------------------------

   Salomon Brothers Mortgage
     Securities VII Series 1992-2,
     Class A4 CMO
     8.330%, 06/25/22               $   406        $    406
   Salomon Brothers Mortgage
     Securities VII Series 1992-4,
     Class A5 CMO
     8.707%, 09/25/22                   262             262
   Salomon Brothers Mortgage
     Securities VII Series 1992-6,
     Class A1 CMO
     8.565%, 11/25/22                   637             635
   Securitized Assets Sales
     Series 1993-8, Class A2 CMO
     8.543%, 12/26/23                   191             193
                                                   --------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $10,829)                                  10,822
                                                   --------

U.S. GOVERNMENT AGENCY OBLIGATION 2.0%
   FHLMC (B)
     6.176%, 12/21/00                 2,215           2,207
                                                   --------
Total U.S. Government
     Agency Obligation
     (Cost $2,207)                                    2,207
                                                   --------

U.S. TREASURY OBLIGATION 1.8%
   U.S. Treasury Note
     4.250%, 11/15/03                 2,000           1,929
                                                   --------
Total U.S. Treasury Obligation
     (Cost $1,955)                                    1,929
                                                   --------

SHORT-TERM INVESTMENTS 12.1%
   FFCB Discount Note (B)
     6.039%, 12/15/00                   480             479
     4.862%, 12/04/00                 1,650           1,649
   FHLB Discount Note (B)
     6.039%, 12/15/00                 4,675           4,663
   FHLMC Discount Note (B)
     6.039%, 12/15/00                 6,400           6,384
                                                   --------
Total Short-Term Investments
     (Cost $13,175)                                  13,175
                                                   --------
TOTAL INVESTMENTS 100.2%
     (Cost $109,138)                                108,769
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (0.2%)               (268)
                                                   --------

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 2000                                                    (Unaudited)


ADJUSTABLE RATE PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
                                                    Value
Description                                         (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 10,921,486 outstanding
     shares of beneficial interest                 $109,554
   Distributions in excess of net
     investment income                                   (8)
   Accumulated net realized loss
     on investments                                    (676)
   Net unrealized depreciation
     on investments                                    (369)
                                                   --------
Total Net Assets 100.0%                            $108,501
                                                   ========
 Net Asset Value, Offering and
     Redemption Price Per Share                       $9.93
                                                   ========

(A) Adjustable Rate Features. Rate shown on the Statement of Net
    Assets is the rate in effect on November 30, 2000.

(B) Zero Coupon Security. Rate shown on the Statement of
    Net Assets is the effective yield as of November 30, 2000.

ARM - Adjustable Rate Mortgage
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit


   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS                                                  CUFUND

For the six-months ended November 30, 2000                           (Unaudited)

                                                                                             (IN THOUSANDS)
                                                                           ------------------------------------------------
                                                                           SHORT-TERM MATURITY         ADJUSTABLE RATE
                                                                                PORTFOLIO                 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                 $   898                  $3,867
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                                            43                     186
   Waiver of Investment Advisory Fees                                                 (35)                   (139)
   Administrator Fees                                                                  26                      99
   Custodian Fees                                                                       2                       7
   Professional Fees                                                                    7                      30
   Registration Fees                                                                    1                       3
   Trustee Fees                                                                         5                      18
   Printing Fees                                                                        3                      16
   Transfer Agent Fees                                                                 --                       2
   Other                                                                                1                       5
---------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                  53                     227
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 845                   3,640
---------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation of Investments                                         390                     997
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                               $1,235                  $4,637
---------------------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                                       CUFUND

                                                                     (Unaudited)

                                                                                     (IN THOUSANDS)
                                                                 ----------------------------------------------------------
                                                                    SHORT-TERM MATURITY                ADJUSTABLE RATE
                                                                         PORTFOLIO                        PORTFOLIO
                                                                 -------------------------        -------------------------
                                                                   06/01/00      06/01/99           06/01/00    06/01/99
                                                                 TO 11/30/00   TO 05/31/00        TO 11/30/00  TO 05/31/00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                             $   845    $ 1,540           $  3,640      $  6,411
   Net Unrealized Appreciation (Depreciation) of Investments             390       (377)               997        (1,157)
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   1,235      1,163              4,637         5,254
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                                (853)    (1,515)            (3,650)       (6,377)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                            25         61                240          607
   Cost of Shares Redeemed                                            (3,142)        --             (8,760)       (1,031)
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
   Capital Share Transactions                                         (3,117)        61             (8,520)         (424)
---------------------------------------------------------------------------------------------------------------------------
        Total Decrease in Net Assets                                  (2,735)      (291)            (7,533)       (1,547)
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                28,035     28,326            116,034       117,581
---------------------------------------------------------------------------------------------------------------------------
   End of Period (1)                                                 $25,300    $28,035           $108,501      $116,034
===========================================================================================================================
Capital Share Transactions:
   Shares Issued in Lieu of Cash Distributions                             2          6                 24            61
   Shares Redeemed                                                      (319)        --               (883)         (104)
---------------------------------------------------------------------------------------------------------------------------
Net Capital Share Transactions                                          (317)         6               (859)          (43)
===========================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Including undistributed net investment income (distributions in excess of net investment income) (000) of
    $(2) and $6 for Short-Term Maturity Portfolio, $(8) and $2 for Adjustable Rate Portfolio at November 30, 2000
    and May 31, 2000, respectively.


   The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS                                                                                                 CUFUND

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED), AND THE YEARS ENDED MAY 31,


                                            NET
                 NET                    REALIZED AND                     NET                        NET           RATIO
                ASSET                    UNREALIZED     DIVIDENDS       ASSET                      ASSETS         OF NET
                VALUE         NET          GAINS         FROM NET       VALUE                      END OF        EXPENSES
              BEGINNING    INVESTMENT    (LOSSES)ON     INVESTMENT      END OF        TOTAL        PERIOD       TO AVERAGE
              OF PERIOD      INCOME      INVESTMENTS     INCOME         PERIOD        RETURN        (000)       NET ASSETS
              -------------------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
    2000*    $  9.76        $ 0.31         $ 0.13        $(0.31)       $ 9.89          4.56%+     $ 25,300         0.39%
    2000        9.88          0.54          (0.13)        (0.53)         9.76          4.24         28,035         0.39
    1999        9.86          0.52           0.03         (0.53)         9.88          5.67         28,326         0.39
    1998        9.80          0.53           0.06         (0.53)         9.86          6.17         29,545         0.39
    1997        9.76          0.52           0.04         (0.52)         9.80          5.90         29,668         0.39
    1996        9.73          0.52           0.03         (0.52)         9.76          5.73         30,633         0.38

Adjustable Rate Portfolio
    2000*    $  9.85        $ 0.31         $ 0.08        $(0.31)       $ 9.93          4.01%+     $108,501         0.39%
    2000        9.94          0.54          (0.09)        (0.54)         9.85          4.65        116,034         0.39
    1999       10.00          0.54          (0.06)        (0.54)         9.94          4.93        117,581         0.39
    1998       10.01          0.56          (0.01)        (0.56)        10.00          5.63        125,398         0.39
    1997        9.96          0.57           0.05         (0.57)        10.01          6.36        148,960         0.39
    1996        9.94          0.59           0.02         (0.59)         9.96          6.29        153,760         0.39


                                         RATIO OF NET
                             RATIO OF    INVESTMENT
             RATIO OF NET    EXPENSES      INCOME
              INVESTMENT    TO AVERAGE   TO AVERAGE
                INCOME      NET ASSETS   NET ASSETS     PORTFOLIO
              TO AVERAGE    (EXCLUDING   (EXCLUDING      TURNOVER
              NET ASSETS     WAIVERS)      WAIVERS)        RATE
              ---------------------------------------------------
Short-Term Maturity Portfolio
    2000         6.22%        0.65%          5.96%           15%
    2000         5.47         0.65           5.21            72
    1999         5.28         0.61           5.06           130
    1998         5.37         0.59           5.17            76
    1997         5.33         0.58           5.14            63
    1996         5.27         0.61           5.04            42

Adjustable Rate Portfolio
    2000*        6.23%        0.63%          5.99%            5%
    2000         5.49         0.63           5.25            42
    1999         5.44         0.60           5.23            35
    1998         5.58         0.59           5.38            31
    1997         5.66         0.56           5.49            17
    1996         5.92         0.53           5.78            23

*Ratios for the period have been annualized.
+Returns are for the period indicated and have not been annualized.


   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                             CUFUND

November 30, 2000                                                    (Unaudited)


1. Organization:
CUFUND (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated November 22, 1991 and had no operations through June 14, 1992 other than those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Mutual Funds Services (the "Administrator") on January 16, 1992.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with two portfolios: the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States.

     SECURITIES VALUATION--Pursuant to policies established by the Board of Trustees of the Trust, the Administrator values the securities of each Portfolio based upon valuations provided by brokers or an independent pricing service. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuation. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Investment securities for which market prices are either (i) not readily available or not obtained, or (ii) deemed by the Adviser to be materially inaccurate, are valued at fair value as determined in good faith under procedures established by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Gains and losses realized on sales of securities are determined on a first-in first-out (FIFO) basis. Interest income and expenses are recognized on the accrual basis. Purchase discounts and premiums are accreted and amortized over the life of each security and recorded as interest income using a method which approximates the effective interest method.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions of net investment income for each Portfolio are declared daily and paid monthly on the first business day. Any net realized capital gains will be distributed at least annually.

     FEDERAL INCOME TAXES--The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS (continued)                                 CUFUND

November 30, 2000                                                    (Unaudited)



3. Administrative and Distribution Agreements:

The Trust and the Administrator are parties to an administrative agreement dated May 1, 1992, under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate which is the greater of
 .09% of the average daily net assets of the Trust up to $750 million, and .0725% of the average daily net assets of the Trust exceeding $750 million, or $250,000. Certain officers of the Trust are also officers of the Administrator and/or distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the shares of the Trust. No compensation is paid to the Distributor for distribution services.

4. Investment Advisory and Custodian Agreements:

The Trust and CuSource, LLC (the "Adviser") are parties to an investment advisory agreement dated May 1, 1992, under which the Adviser receives an annual fee, which is calculated daily and paid monthly, at an annual rate of .32% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses in order to limit the total operating expenses of each Portfolio to not more than .39% of each Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. At November 30, 2000, the Adviser is the record owner of 94.29% and 90.28% of the outstanding shares of the Short-Term Maturity and Adjustable Rate Portfolios, respectively.

The Trust and First Union National Bank, (the "Custodian") are parties to a custodial agreement dated May 1, 1992 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Portfolios.

5. Investment Transactions:

For the period ended November 30, 2000, purchases and sales of investment securities and United States Government Obligations (other than short-term securities) were as follows (000):

                                       U.S. GOVERNMENT        OTHER INVESTMENT
                                         SECURITIES              SECURITIES
                                    --------------------    --------------------
                                    PURCHASES     SALES     PURCHASES     SALES
                                    ---------    -------    ---------    -------
Short-Term Maturity Portfolio         $2,437      $5,800       $ --      $  170
Adjustable Rate Portfolio             $3,054     $13,353       $ --      $1,286

The total cost of securities held for federal income tax purposes at November 30, 2000 for the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio was not materially different from amounts reported for financial reporting purposes. The Short-Term Maturity Portfolio had net unrealized depreciation of $(50,706), which was composed of gross unrealized appreciation of $71,639 and gross unrealized depreciation of $(122,345) for tax purposes. The Adjustable Rate Portfolio had net unrealized depreciation of $(368,923), which was composed of gross unrealized appreciation of $131,649 and gross unrealized depreciation of $(500,572) for tax purposes.

6. Variable Rate Financial Instruments:

The Adjustable Rate Portfolio's investment policies include investing, under normal circumstances, at least 65% of its assets in adjustable rate mortgage securities or other adjustable rate securities that have interest rates that reset at periodic intervals. Such securities may experience less price volatility due to changes in market interest rates than other debt securities. These investments include securities subject to interest rate caps as well as certain securities that adjust based upon an index whose movements may not correlate directly with market movements. Both of these items may influence the pricing of the security.

NOTES TO FINANCIAL STATEMENTS (Concluded)                                 CUFUND

November 30, 2000


7. Subsequent Events:

At the Quarterly Board meeting held on October 24, 2000, the Board of Trustees of CUFUND unanimously voted to close the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Funds"). This decision was made after careful consideration of the fact that the Funds have not been able to raise significant assets from investors and the determination that there is little prospect for future asset growth. The Funds are currently closed for purchases by new or existing shareholders. The Funds intend to cease operations in an orderly manner and distribute their net assets to shareholders. The orderly termination of the Funds is expected to be accomplished within the next six months.

                               INVESTMENT ADVISER
                    Southwest Corporate Federal Credit Union
                                  CUSOURCE, LLC
                         7920 Belt Line Road, Suite 1100
                                Dallas, TX 75240

                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                           Philadelphia, PA 19103-6993

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499



CUF-F-009-04